Schedule of Derivative Liability Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Beginning balance	$ 1,930,235	$ 1,111,879	$ 42,104
Initial fair value on issuance of convertible debenture		1,265,775	1,570,038
Change in fair value of derivative liability		(167,658)	430,458
Ending balance	3,154,374	1,930,235	1,111,879
Conversion of convertible notes payable to common stock			(737,813)
Common stock warrant exercises		(72,244)	(168,771)
Conversion of principal amount of debenture to common stock			(24,137)
Debenture conversions		(247,209)
New warrant issuances		39,690
Debenture [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning balance	1,930,235	1,047,977	42,104
Initial fair value on issuance of convertible debenture	760,740	1,265,775	1,077,117
Conversion of principal amount of debenture to common stock	(1,782,577)
Change in fair value of derivative liability	2,245,976	(136,310)	690,707
Ending balance	3,154,374	1,930,235	1,047,977
Conversion of convertible notes payable to common stock			(737,813)
Common stock warrant exercises
Conversion of principal amount of debenture to common stock			(24,137)
Debenture conversions		(247,209)
New warrant issuances
Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning balance		63,902
Initial fair value on issuance of convertible debenture			492,921
Change in fair value of derivative liability		(31,348)	(260,249)
Ending balance			63,902
Conversion of convertible notes payable to common stock
Common stock warrant exercises		(72,244)	(168,771)
Conversion of principal amount of debenture to common stock
Debenture conversions
New warrant issuances		$ 39,690